--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust
                       Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust
SERVICING AGENT        Co.
                       c/o NFDS
                       P.O. Box 419729
                       Kansas City, MO 64141-6729

INDEPENDENT            Price Waterhouse LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Greenwich Plaza, Suite
                       100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       Francis C. Oakley
                       Marion N. Ruth
                       Frances T. Newton

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen Grant
                       VICE PRESIDENT
                       Michael Romanowski
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT and
                       SECRETARY/TREASURER
                       Jack M. Houston
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

         THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

         THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF609170

                      ------------------------------------

                              SEMI-ANNUAL  REPORT
                      ------------------------------------
                               SEPTEMBER 30, 1996
                    ----------------------------------------

                                   VALUE LINE
                                     ASSET
                                   ALLOCATION
                                   FUND, INC.

                                     [LOGO]

VALUE LINE ASSET ALLOCATION FUND, INC.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

Dear Shareholder:

We're pleased to report a continuation of the excellent returns earned by Value Line Asset Allocation Fund. For the six months ended September 30, 1996, the Fund gained 14.16%, versus a total return of 7.72% for the unmanaged Standard & Poor's 500 Stock Index and a total return of 2.24% for the Lehman
Government/Corporate Bond Index.

Since inception, your Fund has been the top-performing fund of its kind, according to Lipper Analytical Services, ranking #1 among 88 "flexible" funds. From inception August 24, 1993 through September 30, 1996, the Fund earned a total return of 82.31%, versus 62.06% for the S&P 500 and 15.48% for the Lehman Government/Corporate Bond Index. By yet another measure, the Fund has consistently dominated its category unlike any fund of any kind over the past three years. Money Magazine (August 1996) scored the Fund's performance percentile rankings in the "Total Return" category at 96% for 1994, 99% for 1995, and 100% for 1996 (through July 1st), a combination unmatched by any fund in any category over this time period.

That's terrific, but doesn't great performance walk hand in hand with great risk? In this case, the answer is no. As one indication, Mutual Funds magazine (October 1996) lists your Fund as among only 25 in the country to beat the S&P 500 both on the way up-during the powerful market rally from April 1994 to May 1996-and on the way down-during the sharp market decline in May through July 1996. And among the only 178 funds (out of thousands of all kinds) that outpaced the averages during that upswing, your Fund carried the third-highest Safety Rating of 8.2 out of 10, according to the publishers of this article.

Key to the Fund's success is a highly selective, ever-vigilant investment process. Strong earnings momentum and stock price momentum are necessary elements for a stock to enter the portfolio. But no stock carries a lifetime pass here: Each holding must maintain these selection criteria every month and every quarter to remain in the portfolio. A stumble means rapid elimination. We have found the greatest opportunities among smaller and mid-size companies, the less-followed stocks that have a greater chance of positively surprising Wall Street. And to ensure that the odds work in our favor, the Fund holds a very diversified portfolio that can easily shake off the occasional negative surprise.

This wide diversification is one way that we control risk. The Fund holds about 175 stocks and avoids concentration in any particular industry sector. The other way the Fund reduces risk is through holdings of bonds and cash. Value Line's proprietary stock and bond market models determine the desired allocation to each asset category. The Fund began this fiscal year (April 1st) with 64% of assets in stocks, 12% in bonds, and 24% in cash equivalents. Rising interest rates, combined with rising stock prices, have since decreased the attractiveness of stocks relative to bonds. The Fund's gradual shift out of stocks and into bonds resulted in a September 30th allocation of 45% in stocks, 30% in bonds, and 25% in cash equivalents. This conservative posture should allow the Fund to weather a stock market downturn in good shape.

We aim to continue to deliver high total returns to the Fund's shareholders, while keeping risk down to a reasonable level. Thank you for investing with us.

                Sincerely,

                                                          [SIGNATURE]

                CHAIRMAN AND PRESIDENT

November 11, 1996

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy appears to be entering a period of somewhat slower growth, with this deceleration in activity likely to persist for at least another several quarters. Recent figures, for example, show that the employment, retail, manufacturing, and housing sectors, albeit still showing some improvement, are not nearly as strong as they had been earlier in the expansion. All of this suggests that real, inflation-adjusted gross domestic product, which increased at a modest 2.2% rate in the third quarter, will advance at a similarly restrained pace over the final three months of this year and through much of 1997.

A slower pace of growth is probably not an unwelcome development at this stage of the business cycle, since such a deceleration would likely help keep labor, energy, and raw materials shortages at bay, thus paving the way for continued moderate levels of inflation. Limited pricing pressures, in turn, would tend to dissuade the Federal Reserve Board from shifting onto a much tighter monetary course. Our sense, for now, is that interest rates will remain relatively stable over the next year.

The danger, though, is that the economy could slow too much, leading, perhaps, to a recession. For now, we do not see such a reversal evolving over the next year. We caution, however, that a business contraction would likely bring to an end the long uptrend in corporate profits, and, most likely, to the bull market as well.
Performance Data:*

                                     Average
                                   Annual Total
                                      Return
                            --------------------------
1 Year ended 9/30/96......            29.26%
3 Years ended 9/30/96.....            20.27%
From 8/24/93 (commencement
 of operations) to
 9/30/96..................            21.38%

*  THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE

   OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments (unaudited)
-------------------------------------------

  Shares                                    Value
----------------------------------------------------
COMMON STOCKS (44.5%)
            ADVERTISING (1.1%)
     5,200  Ackerley Group, Inc........  $   173,550
    10,000  National Media Corp.*......      148,750
     6,200  Omnicom Group, Inc.........      289,850
     4,000  WPP Group PLC (ADR)........      146,500
                                         -----------
                                             758,650
            AEROSPACE/DEFENSE (0.8%)
     3,000  Northrop Grumman Corp......      240,750
     3,000  Whitehall Corp.*...........      120,000
     8,000  Wyman-Gordon Co.*..........      183,000
                                         -----------
                                             543,750
            APPAREL (1.7%)
    14,000  Chico's FAS, Inc.*.........      105,000
     4,000  Jones Apparel Group,
              Inc.*....................      255,000
     6,000  Liz Claiborne, Inc.........      223,500
     4,000  Nautica Enterprises,
              Inc.*....................      129,000
     3,000  Russell Corp...............       96,750
     4,000  St. John Knits, Inc........      200,500
     2,000  Tommy Hilfiger Corp.*......      118,500
                                         -----------
                                           1,128,250
            AUTO PARTS-ORIGINAL EQUIPMENT (0.4%)
     7,000  Excel Industries, Inc......      119,000
     6,000  Tower Automotive, Inc.*....      153,750
                                         -----------
                                             272,750
            AUTO PARTS-REPLACEMENT (0.1%)
     5,000  Republic Automotive Parts,
              Inc.*....................       87,500
            BUILDING MATERIALS (0.6%)
     9,000  ABT Building Products
              Corp.*...................      180,000
     4,400  Apogee Enterprises, Inc....      154,000
     5,000  Triangle Pacific Corp.*....       98,750
                                         -----------
                                             432,750
            CHEMICAL-DIVERSIFIED (0.3%)
     6,000  Cytec Industries, Inc.*....      233,250

  Shares                                    Value
----------------------------------------------------
            CHEMICAL-SPECIALTY (0.6%)
     2,000  Avery Dennison Corp........  $   111,000
     4,000  Fuller (H.B.) Co...........      153,500
     5,000  Tredegar Industries,
              Inc......................      167,500
                                         -----------
                                             432,000
            COAL/ALTERNATE ENERGY (0.6%)
     6,000  AES Corp.*.................      236,250
     5,000  CalEnergy Inc.*............      159,375
                                         -----------
                                             395,625
            COMPUTER & PERIPHERALS (0.8%)
     8,000  American Power Conversion
              Corp.*...................      117,000
     5,000  Auspex Systems, Inc.*......       76,875
     3,600  SCI Systems, Inc.*.........      202,500
     6,000  Tech Data Corp.*...........      167,250
                                         -----------
                                             563,625
            COMPUTER SOFTWARE & SERVICES (3.0%)
     4,000  Acxiom Corp.*..............      164,500
     5,625  Cadence Design Systems,
              Inc.*....................      201,094
     4,650  Computer Associates
              International, Inc.......      277,837
     3,300  Compuware Corp.*...........      150,975
     7,000  Comverse Technology,
              Inc.*....................      272,125
    10,000  MDL Information Systems,
              Inc.*....................      316,250
     4,600  National Data Corp.........      200,675
     4,500  Paychex, Inc...............      261,000
     3,000  SunGuard Data Systems,
              Inc.*....................      135,000
     4,000  Wall Data, Inc.*...........       91,000
                                         -----------
                                           2,070,456
            DIVERSIFIED COMPANIES (1.8%)
     2,200  AlliedSignal, Inc..........      144,925
     4,800  Danaher Corp...............      198,600
     3,000  Raychem Corp...............      225,000
     8,000  Service Corp.
              International, Inc.......      242,000
     4,000  Tyco International
              Limited..................      172,500
     6,700  Valmont Industries, Inc....      228,638
                                         -----------
                                           1,211,663

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              September 30, 1996
-------------------------------------------

  Shares                                    Value
----------------------------------------------------
            DRUG (0.6%)
    10,000  Amylin Pharmaceuticals,
              Inc.*....................  $   113,750
     3,000  Curative Technologies,
              Inc.*....................       57,750
     3,000  Dura-Pharmaceuticals,
              Inc.*....................      110,625
     6,000  NBTY, Inc.*................       99,000
                                         -----------
                                             381,125

            ELECTRONICS (0.7%)
     9,000  Dynatech Corp.*............      411,750
     8,000  Herley Industries, Inc.*...       74,000
                                         -----------
                                             485,750

            ENTERTAINMENT (0.2%)
     4,000  Renaissance Communications
              Corp.*...................      141,000

            ENVIRONMENTAL (1.0%)
     8,500  USA Waste Services,
              Inc.*....................      267,750
     6,000  United States Filter
              Corp.*...................      204,750
     6,000  United Waste Systems,
              Inc.*....................      208,500
                                         -----------
                                             681,000
            FINANCIAL SERVICES (0.5%)
    10,000  Imperial Credit Industries,
              Inc.*....................      366,250

            FOOD PROCESSING (0.7%)
     2,200  Campbell Soup Co...........      171,600
     4,000  Hershey Foods Corp.........      201,000
     6,000  Northland Cranberries,
              Inc......................      102,000
                                         -----------
                                             474,600

            FOOD WHOLESALERS (0.2%)
     4,000  Riser Foods, Inc...........      104,000
            FURNITURE/HOME FURNISHINGS (0.8%)
     5,000  Ethan Allan Interiors,
              Inc......................      155,625
    12,000  Furniture Brands
              International, Inc.*.....      175,500
     5,600  HON Industries Inc.........      222,600
                                         -----------
                                             553,725
  Shares                                    Value
----------------------------------------------------

            GROCERY (1.4%)
     3,400  American Stores Co.........  $   136,000
    22,000  Food Lion, Inc. Class
              "A"......................      198,000
     4,000  Quality Food Centers,
              Inc.*....................      139,000
     6,400  Safeway, Inc.*.............      272,800
     4,000  Vons Companies, Inc.*......      171,500
                                         -----------
                                             917,300

            HEALTHCARE INFORMATION SYSTEMS (0.2%)
     4,000  Medic Computer Systems,
              Inc.*....................      145,500

            HOMEBUILDING (0.2%)
     6,000  Fairfield Communities,
              Inc.*....................      111,750

            HOTEL/GAMING (1.2%)
    10,000  Bally Entertainment
              Corp.*...................      283,750
     8,000  International Game
              Technology...............      164,000
     5,000  MGM Grand, Inc.*...........      211,250
    10,500  Prime Hospitality Corp.....      173,250
                                         -----------
                                             832,250

            INDUSTRIAL SERVICES (1.3%)
     5,000  Electro Rent Corp.*........      116,250
     5,000  Equifax, Inc...............      131,875
     6,000  G & K Services, Inc. Class
              "A"......................      175,500
     5,000  Primark Corp.*.............      136,875
     7,500  Right Management
              Consultants, Inc.*.......      181,875
     4,400  Robert Half International,
              Inc.*....................      162,250
                                         -----------
                                             904,625

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments (unaudited)
-------------------------------------------

  Shares                                    Value
----------------------------------------------------
            INSURANCE-DIVERSIFIED (0.9%)
     5,800  American Bankers Insurance
              Group, Inc...............  $   290,000
     6,000  American Travellers
              Corp.*...................      198,750
     3,000  Security-Connecticut
              Corp.....................       94,125
                                         -----------
                                             582,875

            INSURANCE-LIFE (0.6%)
     5,600  Conseco, Inc...............      275,800
     4,000  SunAmerica, Inc............      138,000
                                         -----------
                                             413,800

            INSURANCE-PROPERTY/ CASUALTY (0.4%)
     3,000  Fremont General Corp.......       88,500
     3,000  Progressive Corp...........      171,750
                                         -----------
                                             260,250

            MACHINERY (3.6%)
    10,000  Chart Industries, Inc......      176,250
    10,000  DT Industries, Inc.........      337,500
     5,200  Dover Corp.................      248,300
    16,000  Powell Industries, Inc.*...      148,000
    40,000  Zoltek Companies, Inc.*....    1,520,000
                                         -----------
                                           2,430,050

            MACHINERY-CONSTRUCTION & MINING (0.6%)
     3,000  Deere & Co.................      126,000
     6,000  JLG Industries, Inc........      112,500
     6,000  Manitowoc Co., Inc.........      192,750
                                         -----------
                                             431,250
            MANUFACTURED HOUSING/ RECREATIONAL
              VEHICLES (1.2%)
    10,800  Champion Enterprises,
              Inc.*....................      244,350
     7,000  Coachmen Industries,
              Inc......................      180,250
     6,000  Oakwood Homes Corp.........      165,000
     4,000  Redman Industries, Inc.*...      112,000
     5,000  Skyline Corp...............      137,500
                                         -----------
                                             839,100
  Shares                                    Value
----------------------------------------------------

            MEDICAL SERVICES (0.9%)
     5,000  Fresenius USA, Inc.*.......  $   133,125
    13,000  Health Images, Inc.........      173,875
     8,000  Rexall Sundown, Inc.*......      292,000
                                         -----------
                                             599,000

            MEDICAL SUPPLIES (1.4%)
    11,000  ADAC Laboratories..........      221,375
     3,000  Cardinal Health, Inc.......      247,875
     4,000  Hologic, Inc.*.............      112,000
    12,000  Protocol Systems, Inc.*....      199,500
     4,000  United States Surgical
              Corp.....................      170,000
                                         -----------
                                             950,750

            METAL FABRICATING (0.6%)
     5,000  Lone Star Technologies,
              Inc.*....................       73,125
    10,000  Shaw Group, Inc. (The)*....      347,500
                                         -----------
                                             420,625

            NATURAL GAS-DIVERSIFIED (0.2%)
     4,000  PanEnergy Corp.............      138,500

            OILFIELD SERVICES/ EQUIPMENT (1.6%)
     5,200  Camco International,
              Inc......................      194,350
    11,000  Global Marine, Inc.*.......      173,250
    12,000  Noble Drilling Corp.*......      181,500
     9,000  Reading & Bates Corp.*.....      244,125
     4,000  Smith International,
              Inc.*....................      140,500
    10,000  Tuboscope Vetco
              International Corp.*.....      156,250
                                         -----------
                                           1,089,975

            PETROLEUM-PRODUCING (0.4%)
     2,000  Chesapeake Energy Corp.*...      125,250
     3,000  Noble Affiliates, Inc......      126,750
                                         -----------
                                             252,000

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

                                                              September 30, 1996
-------------------------------------------

  Shares                                    Value
----------------------------------------------------
            PRECISION INSTRUMENT (1.1%)
     3,300  Coherent, Inc.*............  $   116,325
     6,400  Dionex Corp.*..............      243,200
     6,000  Input/Output, Inc.*........      178,500
     9,000  Kollmorgen Corp............      113,625
     4,500  Perceptron, Inc.*..........      113,625
                                         -----------
                                             765,275

            PUBLISHING (0.4%)
     5,000  Deluxe Corp................      188,750
     4,000  National Education
              Corp.*...................       76,500
                                         -----------
                                             265,250

            RECREATION (0.1%)
     2,200  Harley-Davidson, Inc.......       94,600

            RESTAURANT (0.8%)
     6,000  CKE Restaurants, Inc.......      184,500
    20,000  Foodmaker, Inc.*...........      200,000
    10,500  ShowBiz Pizza Time,
              Inc.*....................      190,312
                                         -----------
                                             574,812
            RETAIL-SPECIAL LINES (2.6%)
    15,000  DAMARK International, Inc.
              Class "A"*...............      193,125
    14,000  Filene's Basement Corp.*...       61,250
    18,000  Herbalife International,
              Inc......................      279,000
     7,000  InaCom Corp.*..............      239,750
     5,000  Lands' End, Inc.*..........      107,500
    10,000  MicroAge, Inc.*............      188,750
     5,000  Ross Stores, Inc...........      180,000
     7,000  TJX Companies, Inc.........      251,125
     4,000  Tiffany & Co...............      160,000
     6,000  Zale Corp.*................      131,250
                                         -----------
                                           1,791,750

            RETAIL BUILDING SUPPLY (1.6%)
    33,700  Eagle Hardware & Garden,
              Inc.*....................      909,900
     5,000  Hughes Supply, Inc.........      185,000
                                         -----------
                                           1,094,900
  Shares                                    Value
----------------------------------------------------

            RETAIL STORE (0.9%)
     4,000  Meyer (Fred), Inc.*........  $   132,500
    13,000  Stein Mart, Inc.*..........      287,625
     6,000  Wal-Mart Stores, Inc.......      158,250
                                         -----------
                                             578,375

            SEMICONDUCTOR (0.4%)
    16,000  GenRad, Inc.*..............      266,000

            SHOE (0.4%)
    10,000  Genesco, Inc.*.............       93,750
     1,300  NIKE, Inc. Class "B".......      157,950
                                         -----------
                                             251,700

            STEEL-INTEGRATED (0.3%)
     9,000  Gibraltor Steel Corp.*.....      202,500

            TELECOMMUNICATIONS EQUIPMENT (0.6%)
     4,000  Aspect Telecommunications
              Corp.*...................      249,000
     4,000  Black Box Corp.*...........      132,000
                                         -----------
                                             381,000

            TELECOMMUNICATION SERVICES (1.2%)
    15,000  ACC Corp. Class "A"*.......      708,750
     5,000  Atlantic Tele-Network,
              Inc.*....................      101,250
                                         -----------
                                             810,000

            THRIFT (0.3%)
     4,200  Charter One Financial,
              Inc......................      168,000

            TOBACCO (0.3%)
     3,400  Culbro Corp.*..............      188,700

            TRUCKING/TRANSPORTATION LEASING (0.2%)
     7,200  Swift Transportation Co.,
              Inc.*....................      157,950

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Schedule of Investments (unaudited)
-------------------------------------------

 Shares or
 Principal
  Amount                                    Value
----------------------------------------------------
             OTHER (0.1%)
      6,000  Actrade International
               Ltd.*...................  $    37,500
      4,000  Engineered Support
               Systems, Inc............       45,500
                                         -----------
                                              83,000
                                         -----------

             TOTAL COMMON STOCKS (COST
               $23,378,252)............   30,311,131
                                         -----------

U.S. TREASURY OBLIGATIONS (29.5%)
$ 4,000,000  United States Treasury
               Notes 6 1/8%, 3/31/98...    4,008,744
  4,000,000  United States Treasury
               Notes 6 1/4%, 6/30/98...    4,013,744
  2,000,000  United States Treasury
               Notes 6 1/8%, 8/31/98...    2,001,872
  4,000,000  United States Treasury
               Notes 6 3/4%, 5/31/99...    4,050,000
  1,000,000  United States Treasury
               Notes 7 3/4%, 2/15/01...    1,049,061
  2,000,000  United States Treasury
               Notes 5 7/8%,
               11/15/05................    1,889,372
  3,000,000  United States Treasury
               Bonds 7 1/4%, 8/15/22...    3,060,933
                                         -----------

             TOTAL U.S. TREASURY
               OBLIGATIONS (COST
               $20,143,953)............   20,073,726
                                         -----------

             TOTAL INVESTMENT
               SECURITIES (74.0%) (COST
               $43,522,205)............   50,384,857
                                         -----------

 Principal
  Amount                                    Value
----------------------------------------------------

SHORT-TERM INVESTMENTS (25.7%)
             U.S. GOVERNMENT AGENCY OBLIGATIONS
               (14.7%)
$10,000,000  Federal National Mortgage
               Association Discount
               Notes 5.21%, due
               10/15/96................  $ 9,979,739
             REPURCHASE AGREEMENT (11.0%) (INCLUDING
               ACCRUED INTEREST)
  7,500,000  Collateralized by
               $7,610,000 U.S. Treasury
               Notes 5.25%, due
               12/31/97, with a value
               of $7,655,184 (with
               State Street Bank &
               Trust Co., N.A. 5.40%,
               dated 9/30/96, due
               10/1/96, delivery value
               $7,501,125..............    7,501,125
                                         -----------

             TOTAL SHORT-TERM
               INVESTMENTS (COST
               $17,480,864)............   17,480,864
                                         -----------
EXCESS OF CASH AND OTHER ASSETS OVER
LIABILITIES (0.3%).....................      241,298
                                         -----------
NET ASSETS (100%)......................  $68,107,019
                                         -----------
                                         -----------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER OUTSTANDING SHARE
  ($68,107,019  DIVIDED BY 4,222,654
SHARES
  OUTSTANDING).........................  $     16.13
                                         -----------
                                         -----------

*  NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Statement of Assets and Liabilities
at September 30, 1996
(unaudited)
------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost--$43,522,205)...................  $  50,384,857
Short-term investments
  (Cost--$17,480,864)...................     17,480,864
Cash....................................         23,236
Receivable for securities sold..........      1,182,188
Dividends and interest receivable.......        253,387
Receivable for capital shares sold......        102,731
Deferred organization costs (note 2)....         24,858
                                          -------------

    Total Assets........................  $  69,452,121
                                          -------------

Liabilities:
Payable for securities purchased........      1,249,625
Accrued expenses:
  Advisory fee payable..................         35,115
  Plan fees payable.....................         13,212
  Other.................................         47,150
                                          -------------

    Total Liabilities...................  $   1,345,102
                                          -------------

Net Assets..............................  $  68,107,019
                                          -------------
                                          -------------
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000, outstanding
  4,222,654 shares).....................  $       4,223
Additional paid-in capital..............     50,045,542
Undistributed investment income--net....        649,947
Accumulated net realized gain on
  investments...........................     10,544,655
Unrealized net appreciation of
  investments...........................      6,862,652
                                          -------------
Net Assets..............................  $  68,107,019
                                          -------------
                                          -------------
Net Asset Value, Offering and Redemption
  Price, per Outstanding Share
  ($68,107,019  DIVIDED BY 4,222,654
  shares outstanding)...................  $       16.13
                                          -------------
                                          -------------

Statement of Operations
for the six months ended September 30, 1996
(unaudited)

Investment Income:
Interest income.........................  $     872,041
Dividend income (net of foreign
   withholding tax of $101).............         67,152
                                          -------------
    Total Income........................        939,193
                                          -------------

Expenses:
Advisory fee............................        202,037
Service and distribution plan fee.......         77,707
Custodian fees..........................         27,679
Auditing and legal fees.................         19,947
Accounting & bookkeeping expense........         16,196
Registration and filing fees............         13,312
Directors' fees and expenses............          9,150
Printing................................          7,320
Amortization of deferred organization
   costs (note 2).......................          6,564
Transfer agent fees.....................          4,575
Insurance, dues and other...............          3,386
                                          -------------
    Total Expenses Before Offset........        387,873
    Less: Expense Offset................         (1,693)
                                          -------------
    Net Expenses........................        386,180
                                          -------------

Investment Income--Net..................        553,013
                                          -------------

Realized and Unrealized Gain on
   Investments--Net:
  Realized Gain--Net....................      6,753,367
  Change in Unrealized Appreciation.....        813,397
                                          -------------
Net Realized Gain and Net Unrealized
  Appreciation of Investments...........      7,566,764
                                          -------------
Net Increase in Net Assets from
   Operations...........................  $   8,119,777
                                          -------------
                                          -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Statement of Changes in Net Assets
for the six months ended September 30, 1996 and for the year ended March 31,
1996
------------------------------------------------------------------------

                                           Six Months Ended
                                          September 30, 1996       Year Ended
                                             (unaudited)         March 31, 1996
                                          ---------------------------------------
Operations:
  Investment income--net................     $    553,013         $    412,793
  Realized gain on investments--net.....        6,753,367            7,850,774
  Net unrealized appreciation...........          813,397            3,999,625
                                          ---------------------------------------
  Net increase in net assets from
  operations............................        8,119,777           12,263,192
                                          ---------------------------------------

Distributions to Shareholders:
  Investment income--net................        --                    (408,505)
  Realized gains--net...................        --                  (4,391,445)
                                          ---------------------------------------
  Total distributions...................        --                  (4,799,950)
                                          ---------------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares......        7,134,769           18,879,669
  Net proceeds from reinvestment of
  distributions to shareholders.........        --                   4,775,221
  Cost of shares repurchased............       (2,950,257)          (1,487,694)
                                          ---------------------------------------
  Increase from capital share
  transactions..........................        4,184,512           22,167,196
                                          ---------------------------------------
Total Increase..........................       12,304,289           29,630,438

Net Assets:
  Beginning of period...................       55,802,730           26,172,292
                                          ---------------------------------------
  End of period.........................     $ 68,107,019         $ 55,802,730
                                          ---------------------------------------
                                          ---------------------------------------

Undistributed investment income--net,
  at end of period......................     $    649,947         $     96,934
                                          ---------------------------------------
                                          ---------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

Notes to Financial Statements (unaudited)
-------------------------------------------

1.Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.Organization Costs

Costs of $66,040 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized over sixty months beginning at the commencement of operations of the Fund. In the

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Notes to Financial Statements (unaudited)
-------------------------------------------
event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.Capital Share Transactions

Transactions in capital stock were as follows:

                            Six Months
                               Ended
                           September 30,   Year Ended
                               1996         March 31,
                            (unaudited)       1996
                          ----------------------------
Shares sold.............       467,615      1,435,241
Shares issued in
  reinvestment of
  dividends and
  distributions.........       --             363,965
                          ----------------------------
                               467,615      1,799,206
Shares repurchased......       193,880        109,696
                          ----------------------------
Net increase............       273,735      1,689,510
                          ----------------------------

4.Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                  Six Months Ended
                                 September 30, 1996
                                     (unaudited)
                                 -------------------
PURCHASES:
U.S. Treasury Obligations......     $  15,625,156
Other Investment Securities....        43,713,867
                                 -------------------
                                    $  59,339,023
                                 -------------------
                                 -------------------
SALES:
U.S. Treasury Obligations......     $   1,889,688
Investment Securities..........        56,826,757
                                 -------------------
                                 $     58,716,445
                                 -------------------
                                 -------------------

At September 30, 1996, the aggregate cost of investment securities and short-term investments for Federal income tax purposes was $60,996,051. The aggregate appreciation and depreciation of investments at September 30, 1996, based on a comparison of investment values and their costs for federal income tax purposes was $7,150,297 and $294,663, respectively, resulting in a net appreciation of $6,855,634.

5.Advisory Fees, Service and Distribution Plan Fees and
  Transactions With Affiliates

An advisory fee of $202,037 was paid or payable to the Adviser for the six months ended September 30, 1996. The fee was computed at the rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund sells its shares, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded.

A fee of $2,880 for printing services was paid or payable to the Adviser for the six months ended September 30, 1996.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, Inc., in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

-------------------------------------------
assets. In the six months ended September 30, 1996, fees amounting to $77,707 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund. During the six months ended September 30, 1996, the Fund paid brokerage commissions totalling $38,437 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 1996, the Adviser and/or affiliated companies, and the Value Line, Inc. Profit Sharing Plan, owned 3,203,333 shares of the Fund's capital stock, representing 76% of the outstanding shares. In addition, certain officers and directors of the Fund owned 260,250 shares of capital stock, representing 6% of the outstanding shares.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

Financial Highlights
-------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                                                                 August 24,
                                                                                    1993
                                                                                 (commencement
                                          Six Months                             of
                                            Ended                                operations)
                                          Sept. 30,     Years Ended March 31,    to
                                             1996      -----------------------   March 31,
                                          (unaudited)     1996         1995         1994
                                          -------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD....   $14.13       $11.58       $10.37       $10.00
                                          -------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income.............      .13          .10          .08          .06(1)
      Net gains or losses on securities
        (both realized and
        unrealized).....................     1.87         3.86         1.30          .35
                                          -------------------------------------------------
      Total from investment
      operations........................     2.00         3.96         1.38          .41
                                          -------------------------------------------------

   LESS DISTRIBUTIONS:
      Dividends from net investment
         income.........................       --         (.12)        (.06)        (.04)
      Distributions from capital
         gains..........................       --        (1.29)        (.11)          --
                                          -------------------------------------------------
      Total distributions...............       --        (1.41)        (.17)        (.04)
                                          -------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........   $16.13       $14.13       $11.58       $10.37
                                          -------------------------------------------------
                                          -------------------------------------------------
TOTAL RETURN............................    14.15%+      35.13%       13.47%        4.15%+
                                          -------------------------------------------------
                                          -------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets end of period (in
  thousands)............................  $68,107      $55,803      $26,172      $18,989
Ratio of operating expenses
  to average net assets.................     1.25%*       1.39%        1.76%        0.47%*(1)
Ratio of net investment income
  to average net assets.................     1.78%*        .99%         .85%        1.10%*(1)
Portfolio turnover rate.................      121%+        244%         211%         108%+
Average commissions paid per share of
  common stock investments
  purchased/sold........................  $  .049(2)        --           --           --

(1)NET OF EXPENSE REIMBURSEMENT AND FEES WAIVED BY THE ADVISER. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND, NET INVESTMENT LOSS PER SHARE WOULD HAVE BEEN $(.02), THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.24%*, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (0.67%).
(2)DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
   1995.
+  NOT ANNUALIZED.
*  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE ASSET ALLOCATION FUND, INC.

--------------------------------------------------------------------------------

                      THIS PAGE LEFT INTENTIONALLY BLANK.

--------------------------------------------------------------------------------

VALUE LINE ASSET ALLOCATION FUND, INC.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City, and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds, and cash equivalents according to computer-trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992 -- VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of investment-grade debt securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds, and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF THE GUARDIAN INVESTOR, A TAX-DEFERRED, VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891, OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------

16